Acquisitions and Divestitures (2014 Narrative) (Details) $ / shares in Units, $ in Millions		1 Months Ended					3 Months Ended								6 Months Ended	12 Months Ended
	Mar. 31, 2012 shares	Oct. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($) shares	Feb. 28, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Apr. 30, 2013 USD ($) shares	Dec. 31, 2014 USD ($) shares	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($) shares	Oct. 01, 2014	Aug. 29, 2014 USD ($)	Mar. 21, 2014 $ / shares	Jun. 24, 2013	Oct. 05, 2012
Business Acquisition [Line Items]
Revenues							$ 13,427	$ 14,933	$ 14,088	$ 13,027	$ 12,607	$ 12,486	$ 12,063	$ 11,179		$ 55,475	$ 48,335	$ 16,964
Net income							$ (245)	$ 513	$ 548	$ 483	(482)	$ 415	$ 411	$ 402		1,299	746	1,645
Partners' Capital Account, Sale of Units																1,382	1,611	791
Goodwill, Written off Related to Sale of Business Unit																(184)
Related Party Transaction, Amounts of Transaction																75
Cash (paid) received from all other acquisitions																$ (472)	(405)	$ 531
Debt instrument interest rate							4.50%									4.50%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	2,200,000
Guarantor Obligations, Current Carrying Value							$ 600									$ 600
Number of Regency Common Units to be Issued in Acquisition Per Share | shares																1.02
Asset Retirement Obligation					$ 180		188				180					$ 188	$ 180
Susser Merger [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 1,800
Business Combination, Consideration Transferred			$ 875
Number of Stores																				630
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			15,800,000													0	0	0
MACS Transaction [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 768
Lake Charles LNG Transaction [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units, Redeemed | shares				18,700,000												(18,700,000)	0	0
Goodwill, Written off Related to Sale of Business Unit				$ 184
Indefinite-lived Intangible Assets, Written off Related to Sale of Business Unit				$ 50
SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						$ 463
Cash (paid) received from all other acquisitions						30
ETP Holdco Transaction
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						$ 1,400
ETP Holdco Transaction | Common Units
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						49,500,000
Sunoco LP [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 556
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		4,000,000	11,000,000
PVR Acquisition [Member]
Business Acquisition [Line Items]
Revenues																$ 956
Net income																166
Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Revenues																903
Net income																30
New England Gas Company [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Divestiture, Amount of Consideration Received					20
Sunoco LP [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Sale of Units							$ 405
Partners' Capital Account, Units, Sale of Units | shares							9,100,000
Proceeds from Issuance of Common Stock															$ 213
ETP [Member]
Business Acquisition [Line Items]
Revenues																51,158	$ 46,339	$ 15,702
Net income																1,553	767	1,647
Regency
Business Acquisition [Line Items]
Revenues																4,840	2,242	1,309
Net income																(142)	64	$ 48
Incentive Distribution Rights																							100.00%
Regency | PVR Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																36
Business Combination, Consideration Transferred																5,700
Business Acquisition, Share Price | $ / shares																					$ 27.82
Noncash or Part Noncash Divestiture, Amount of Consideration Received																$ 1,800
Stock Issued During Period, Shares, Acquisitions | shares																140,400,000
Regency | Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred																$ 1,300
Proceeds from Issuance of Common Stock																$ 400
Stock Issued During Period, Shares, Acquisitions | shares																8,200,000
Regency | Hoover Midstream Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																$ 184
Business Combination, Consideration Transferred																$ 293
Stock Issued During Period, Shares, Acquisitions | shares																4,000,000
Asset Retirement Obligation							$ 2									$ 2
Susser [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs																25
Revenues																2,320
Net income																$ 105
Incentive Distribution Rights																				100.00%
Common Units | Regency | SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						31,400,000
Class F Units [Member] | Regency | SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						6,300,000
Susser Merger [Member]
Business Acquisition [Line Items]
Total current assets																				$ 446
Property, plant and equipment																				1,069
Goodwill(1)																				1,734
Intangible assets																				611
Other non-current assets																				17
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets																				3,877
Total current liabilities																				377
Long-term debt, less current maturities																				564
Deferred income taxes																				488
Other non-current liabilities																				39
Noncontrolling interest																				626
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities																				2,094
Total consideration																				1,783
Cash received																				67
Total consideration, net of cash received																				$ 1,716
Company-operated [Member] | MACS Transaction [Member]
Business Acquisition [Line Items]
Number of Stores																			110
Dealer-operated [Member] | MACS Transaction [Member]
Business Acquisition [Line Items]
Number of Stores																			200
8.375% Senior Notes due June 1, 2019 [Member] | Regency
Business Acquisition [Line Items]
Debt instrument interest rate							8.375%									8.375%
Senior Notes					$ 0		$ 499				$ 0					$ 499	$ 0
7.60% Senior Notes due February 1, 2024
Business Acquisition [Line Items]
Debt instrument interest rate																						7.60%
8.25% Senior Notes due November 14, 2029
Business Acquisition [Line Items]
Debt instrument interest rate																						8.25%